UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04450
                                   ---------

                        FRANKLIN TEMPLETON GLOBAL TRUST
                        -------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1960
           (Address of principal executive offices) (Zip code)

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000)
                                                    ---------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                        APRIL 30, 2005
--------------------------------------------------------------------------------

                                                A series of Franklin Templeton
                                                Global Trust

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER      |               INCOME
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
          FRANKLIN TEMPLETON                           FASTER VIA EMAIL?

          HARD CURRENCY FUND                           Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, it offers investors the broadest global reach in the industry with offices in over 25 countries.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Templeton Hard Currency Fund .....................................    4

Performance Summary .......................................................   10

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of
Investments ...............................................................   14

Financial Statements ......................................................   17

Notes to Financial Statements .............................................   20

Shareholder Information ...................................................   29

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN TEMPLETON
HARD CURRENCY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing at least 80% of its net assets in investments denominated in hard currencies (as defined in the prospectus). The Fund normally invests mainly in high-quality short-term money market instruments and forward currency contracts denominated in foreign hard currencies, which historically have experienced low inflation rates and which, in the Investment Manager's view, follow economic policies conducive to continual low inflation rates and currency appreciation versus the U.S. dollar over the long term.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Hard Currency Fund's semi-annual report for the period ended April 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Hard Currency Fund - Class A posted a +3.12% cumulative total return for the six months under review. The Fund outperformed its benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which posted a 2.48% total return for the same period.(1) The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. As of April 30, 2005, the index included 7.7% in U.S. dollars. The Fund achieved its objective to hedge against the depreciation of the U.S. dollar relative to other currencies and outperformed the U.S. dollar, which fell 0.45% relative to its major U.S. trading partners; meanwhile, the Japanese yen gained 0.85% and the euro rose 0.54% versus the dollar.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 10.

(1) Source: J.P. Morgan. The JPM 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2) Source: Federal Reserve Board (for the U.S. dollar). The Federal Reserve Board U.S. Trade Weighted Major Currency Dollar Index is a weighted average of the foreign exchange values of the U.S. dollar against a subset of currencies in the broad index that circulates widely outside the country of issue.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


4 | Semiannual Report

ECONOMIC AND MARKET OVERVIEW

During the six months under review, U.S. economic growth continued to be above long-term averages, despite some indication of hitting a "soft patch" in first quarter 2005, and experienced 3.7% gross domestic product (GDP) growth compared with a year earlier. Characteristic of above-average growth, the labor market tightened, high capacity utilization rates stimulated investment growth, consumption trends remained strong, and signs of increased inflationary pressures solidified. Consequently, the Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 2.75% during the reporting period.

Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a record deficit level of $61 billion in February 2005.(3) While higher oil prices negatively impacted the deficit, the underlying trade balance not including oil also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region. For example, the U.S. trade deficit with the Pacific Rim increased to $23 billion in March, up 18% from a year earlier. Furthermore, the U.S. current account deficit reached 6.3% of GDP in fourth quarter 2004, up from an already large deficit of 5.6% of GDP in the third quarter.

As could be expected from the U.S. balance of payment figures, trade dynamics in Asia remained favorable. Chinese exports rose more than 30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.(4) These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia's foreign reserve accumulation. China, Japan and South Korea together accumulated $145 billion in reserves, an increase of about 9% of existing levels, in less than six months.(5) Chinese imports were strong, reflecting large needs for production activity, as well as for construction for longer-term trends like urbanization, which benefited regional trading partners. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?

A current account is that part of the balance of payments where all of one country's international transactions in goods, services, income and transfers are recorded.
--------------------------------------------------------------------------------

(3)   Source: U.S. Census Bureau.

(4)   Source: National Bureau of Statistics, China.

(5) Sources: National Bureau of Statistics, China; Ministry of Finance, Japan; Bank of Korea, South Korea.


                                                           Semiannual Report | 5

ASSET ALLOCATION BY CURRENCY*
Based on Total Net Assets as of 4/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

European Monetary Unit (euro)                    17.4%

Canadian Dollar                                  12.9%

Singapore Dollar                                 11.4%

New Zealand Dollar                               10.6%

Swedish Krona                                    10.5%

Australian Dollar                                 8.9%

South Korean Won                                  6.7%

Thai Baht                                         5.9%

Norwegian Krone                                   5.1%

Danish Krone                                      5.0%

Indonesian Rupiah                                 4.3%

Swiss Franc                                       2.9%

Polish Zloty                                      1.9%


* U.S. dollar = -3.5% because of the Fund's holdings in forward currency exchange contracts.

growth conditions. Largely as a result, Australia's central bank raised interest rates 25 basis points to 5.50%, and New Zealand's central bank increased rates 25 basis points to 6.75%.(6) In addition, the central bank of Thailand raised rates 50 basis points during the period, prompted by more than 6.0% economic growth in 2004 amid strong domestic demand.(7)

In contrast to robust growth in the U.S. and Asia, euro-zone economic activity was lackluster, driven by weak domestic demand. Euro-zone GDP for first quarter 2005 grew 1.4% compared with a year earlier, and growth expectations declined during the period.(8) Inflation, however, generally remained stable, and the European Central Bank left interest rates unchanged at 2.00% for the 22nd consecutive month.(9) Growth among peripheral (non-euro) European economies, on the other hand, was more dynamic. In addition to high oil prices benefiting the business cycle, consumption and investment trends supported strengthening GDP growth in Norway, with economic growth outside the oil sector rising 4.1% in fourth quarter 2004.(10) Sweden's economic growth lagged Norway's given a slight decline in employment and greater export sensitivity to euro-zone growth. However, in both countries inflation remained at very low levels and their central banks left interest rates unchanged during the period.

INVESTMENT STRATEGY

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation against the U.S. dollar over the long term.

MANAGER'S DISCUSSION

During the six months under review, the Fund continued to act as a hedge against U.S. dollar depreciation, and it had a total return that exceeded the

(6)   Sources: Reserve Bank of Australia; Reserve Bank of New Zealand.

(7) Sources: Bank of Thailand; National Economic and Social Development Board, Thailand.

(8)   Source: Eurostat.

(9)   Source: European Central Bank.

(10)  Source: Statistics Norway.


6 | Semiannual Report
dollar's depreciation. Given global economic imbalances, particularly between the U.S. and Asia, and a large U.S. current account deficit, rising U.S. interest rates and diminishing foreign direct investment, we reduced the Fund's euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves to position for potential appreciation of Asian currencies against the U.S. dollar largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positions in Asian currencies during the past six months outperformed European currencies' generally modest gains and Canadian dollar weakness, which benefited Fund performance relative to the benchmark JPM 3 Month Global Cash Index.

Among the Fund's Asia-Pacific currency positions, the Fund benefited from the South Korean won, which appreciated 12.28% against the U.S. dollar during the period, the New Zealand dollar (up 6.66%) and the Australian dollar (up 4.31%). The South Korean won was among the top-performing currencies for the period, benefiting from strong external growth and seemingly greater tolerance among monetary authorities for currency appreciation. Currency flexibility allowed South Korea's central bank to address weaker domestic conditions through interest rate reductions while addressing import price inflation through currency appreciation. During the reporting period, the country's central bank reduced interest rates 25 basis points to 3.25%.(11) The Fund added a new position in Singapore. In addition to providing added diversification, the Fund's Singapore dollar position functioned as a hedge against inflation because monetary authorities in Singapore use the exchange rate as a primary tool for maintaining low inflation. Although the Singapore dollar appreciated less against the U.S. dollar than some other Asian currencies, it rose 1.52% for the period. Offsetting strong performance elsewhere in the Fund's Asian holdings was the 5.07% decline of the Indonesian rupiah against the U.S. dollar; however, part of this decline was mitigated by the relatively high interest rate differential earned on forward contract positions.

Although the Fund reduced its euro exposure during the period, it left exposure to peripheral Europe largely unchanged. Currency gains in Europe were modest, and the Fund's exposure to the region generally detracted from performance relative to the JPM 3 Month Global Cash Index. The euro appreciated 0.54% against the U.S. dollar during the six months under review.

(11)  Source: Bank of Korea, South Korea.


                                                           Semiannual Report | 7

In comparison, the Polish zloty rose 1.68%, the Norwegian krone was up 0.67%, the Swiss franc fell 0.18% and the Swedish krona declined 1.01%. Despite Poland's 100 basis point interest rate reduction to 5.50%, economic growth and interest rate differentials remained favorable relative to the euro zone and supportive of the zloty.(12) In addition, Poland's process of economic convergence to the euro zone favored a higher growth and interest rate path at the same time competitive labor costs and high productivity growth remained supportive of foreign investment trends over the medium term. In the Americas, the Fund increased Canadian dollar exposure on weakness during the reporting period. The Canadian dollar declined 3.22% against the U.S. dollar following political and election uncertainty.

Thank you for your continued participation in Franklin Templeton Hard Currency Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Alex Calvo

                        Alex Calvo


[PHOTO OMITTED]         /s/ Michael Hasenstab

                        Michael Hasenstab, Ph.D.

                        Portfolio Managers
                        Franklin Templeton Hard Currency Fund

(12)  Source: National Bank of Poland.


8 | Semiannual Report

--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 16 of this report indicates the Fund held 33.7% of its total investments in U.S. dollar-denominated assets as of 4/30/05, its net exposure to the U.S. dollar as of that date was only -3.5%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 7 in the Notes to Financial Statements on page 25 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 9

PERFORMANCE SUMMARY AS OF 4/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: ICPHX)                                        CHANGE          4/30/05         10/31/04
-------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          -$0.14           $9.71            $9.85
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
Dividend Income                        $0.3650
-------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                 $0.0808
-------------------------------------------------------------------------------------------------------
    TOTAL                              $0.4458
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: ICHHX)                                  CHANGE          4/30/05         10/31/04
-------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                          -$0.14           $9.73            $9.87
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/04-4/30/05)
-------------------------------------------------------------------------------------------------------
Dividend Income                        $0.3809
-------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                 $0.0808
-------------------------------------------------------------------------------------------------------
    TOTAL                              $0.4617
-------------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
CLASS A                                6-MONTH                 1-YEAR          5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +3.12%                +10.38%         +44.23%           +7.14%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)          +0.76%                 +7.93%          +7.10%           +0.46%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,076                $10,793         $14,094          $10,473
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return                                         +4.94%          +6.22%           +0.52%
(3/31/05)(4)
-------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                            1.02%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                    1.02%
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS(7)                       6-MONTH                 1-YEAR          5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)              +3.28%               + 10.82%         +46.91%          +10.18%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)          +3.28%               + 10.82%          +8.00%           +0.97%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)         $10,328                $11,082         $14,691          $11,018
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return                                         +7.68%          +7.09%           +1.02%
(3/31/05)(4)
-------------------------------------------------------------------------------------------------------
   Distribution Rate(5)                            1.60%
-------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(6)                    1.51%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. THE FUND'S ASSETS ARE LARGELY INVESTED IN FOREIGN CURRENCIES, AND THEREFORE INVOLVE POTENTIAL FOR SIGNIFICANT GAIN OR LOSS FROM CURRENCY EXCHANGE RATE FLUCTUATIONS. THE FUND DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR A U.S. DOLLAR MONEY MARKET FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Distribution rate is based on the sum of the respective class's last four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on 4/30/05.

(6) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/05.

(7) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.46% and +2.66%.


                                                          Semiannual Report | 11

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                      VALUE 10/31/04       VALUE 4/30/05   PERIOD* 10/31/04 - 4/30/05
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,031.20                $6.30
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,018.60                $6.26
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,032.80                $4.13
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,020.73                $4.11
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.25% and Advisor: 0.82%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                    APRIL 30,
                                                      2005                        YEAR ENDED OCTOBER 31,
CLASS A                                            (UNAUDITED)        2004         2003         2002          2001        2000
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........    $   9.85       $   9.59     $   8.56     $   8.08      $   8.02     $   9.52
                                                    ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) .....................        0.06           0.09         0.11         0.09(e)       0.31         0.42
  Net realized and unrealized gains (losses) ...        0.25           0.78         1.46         0.63(e)      (0.01)       (1.68)
                                                    ----------------------------------------------------------------------------
Total from investment operations ...............        0.31           0.87         1.57         0.72          0.30        (1.26)
                                                    ----------------------------------------------------------------------------
Less distributions from:
  Net investment income ........................       (0.37)         (0.61)       (0.54)       (0.24)        (0.14)          --
  Net realized gains ...........................       (0.08)            --           --           --            --           --
  Tax return of capital ........................          --             --           --           --         (0.10)       (0.24)
                                                    ----------------------------------------------------------------------------
Total distributions ............................       (0.45)         (0.61)       (0.54)       (0.24)        (0.24)       (0.24)
                                                    ----------------------------------------------------------------------------
Redemption fees ................................          --(c)          --(c)        --           --            --           --
                                                    ----------------------------------------------------------------------------
Net asset value, end of period  ................    $   9.71       $   9.85     $   9.59     $   8.56      $   8.08     $   8.02
                                                    ============================================================================
Total return(b) ................................        3.12%          9.44%       19.05%        9.11%         3.78%      (13.42)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $206,720       $211,098     $143,715     $ 50,622      $ 29,071     $ 33,580
Ratios to average net assets:
  Expenses .....................................        1.25%(d)       1.24%        1.32%        1.50%         1.49%        1.29%
  Net investment income ........................        1.22%(d)       0.95%        1.19%        1.10%(e)      3.78%        4.73%
Portfolio turnover rate ........................        0.00%          0.00%        0.00%       76.27%        25.59%       54.69%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

        Net investment income per share ............................... $(0.05)
        Net realized and unrealized (gains/losses) per share ..........   0.05
        Ratio of net investment income to average net assets ..........  (0.61)%

        Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                        ------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                         APRIL 30,
                                                           2005                         YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                           (UNAUDITED)      2004        2003        2002          2001        2000
                                                        ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............     $  9.87       $  9.61     $  8.58     $  8.09       $  8.03     $  9.53
                                                         -----------------------------------------------------------------------
Income from investment operations:
  Net investment incomea ...........................        0.08          0.13        0.14        0.12(e)       0.32        0.37
  Net realized and unrealized gains (losses) .......        0.24          0.79        1.46        0.64(e)       0.01       (1.61)
                                                         -----------------------------------------------------------------------
Total from investment operations ...................        0.32          0.92        1.60        0.76          0.33       (1.24)
                                                         -----------------------------------------------------------------------
Less distributions from:
  Net investment income ............................       (0.38)        (0.66)      (0.57)      (0.27)        (0.17)         --
  Net realized gains ...............................       (0.08)           --          --          --            --          --
  Tax return of capital ............................          --            --          --          --         (0.10)      (0.26)
                                                         -----------------------------------------------------------------------
Total distributions ................................       (0.46)        (0.66)      (0.57)      (0.27)        (0.27)      (0.26)
                                                         -----------------------------------------------------------------------
Redemption fees ....................................          --(c)         --(c)       --          --            --          --
                                                         -----------------------------------------------------------------------
Net asset value, end of period .....................     $  9.73       $  9.87     $  9.61     $  8.58       $  8.09     $  8.03
                                                         =======================================================================
Total return(b) ....................................        3.28%         9.89%      19.45%       9.65%         4.10%     (13.22)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................     $19,105       $22,442     $10,163     $ 1,724       $   450     $    75
Ratios to average net assets:
  Expenses .........................................        0.82%(d)      0.84%       0.92%       1.09%         1.17%       1.06%
  Net investment income ............................        1.65%(d)      1.35%       1.59%       1.51%(e)      4.00%       4.13%
Portfolio turnover rate ............................        0.00%         0.00%       0.00%      76.27%        25.59%      54.69%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

        Net investment income per share ..............................  $(0.05)
        Net realized and unrealized (gains/losses) per share .........    0.05
        Ratio of net investment income to average net assets .........   (0.61)%

        Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON HARD CURRENCY FUND                                 PRINCIPAL AMOUNT(b)      VALUE
-----------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 66.5%
(a) Belgium Treasury Bill, 7/14/05 ....................................         700,000 EUR    $    896,968
(a) Canada Treasury Bills, 6/30/05 - 10/20/05 .........................      34,280,000 CAD      27,025,320
(a) Denmark Treasury Bills, 5/02/05 - 11/01/05 ........................      66,380,000 DKK      11,413,533
(a) Dutch Treasury Bill, 6/30/05 ......................................       4,800,000 EUR       6,152,993
(a) Finland Treasury Bill, 7/12/05 ....................................       4,400,000 EUR       5,636,257
(a) French Treasury Bills, 5/26/05 - 6/16/05 ..........................       5,300,000 EUR       6,801,967
(a) German Treasury Bills, 5/11/05 - 7/13/05 ..........................       5,250,000 EUR       6,733,592
(a) New Zealand Treasury Bill, 6/22/05 ................................      29,770,000 NZD      21,531,858
(a) Norwegian Treasury Bills, 6/15/05 - 9/21/05 .......................      69,740,000 NOK      10,960,356
(a) Portugal Treasury Bills, 5/20/05 - 7/22/05 ........................      10,200,000 EUR      13,076,508
(a) Singapore Treasury Bill, 11/30/05 .................................      28,000,000 SGD      16,884,025
(a) Sweden Treasury Bills, 6/15/05 - 3/15/06 ..........................     166,350,000 SEK      23,043,545
                                                                                               ------------
    TOTAL GOVERNMENT SECURITIES (COST $151,557,173)                                             150,156,922
                                                                                               ------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 33.7%
(a) Federal Home Loan Bank, 5/02/05 ...................................       2,424,000           2,423,434
(a) U.S. Treasury Bills, 5/12/05 - 7/21/05 ............................      74,000,000          73,762,462
                                                                                               ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $76,170,304) ....                          76,185,896
                                                                                               ------------
    TOTAL INVESTMENTS (COST $227,727,477) 100.2% ......................                         226,342,818
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% ............                             104,803
    OTHER ASSETS, LESS LIABILITIES (0.3)% .............................                            (622,992)
                                                                                               ------------
    NET ASSETS 100.0% .................................................                        $225,824,629
                                                                                               ============

CURRENCY ABBREVIATIONS:
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

                                                                               ------------------
                                                                               FRANKLIN TEMPLETON
                                                                               HARD CURRENCY FUND
                                                                               ------------------
Assets:
  Investments in securities:
    Cost ...................................................................      $227,727,477
                                                                                  ------------
    Value ..................................................................      $226,342,818
  Cash .....................................................................             1,271
  Foreign currency, at value (cost $141,193) ...............................           158,115
  Receivables:
    Capital shares sold ....................................................         1,036,252
  Unrealized gain on forward exchange contracts (Note 7) ...................         1,053,819
                                                                                  ------------
        Total assets .......................................................       228,592,275
                                                                                  ------------
Liabilities:
  Payables:
   Capital shares redeemed .................................................         1,577,048
   Affiliates (Note 3) .....................................................           212,652
  Unrealized loss on forward exchange contracts (Note 7) ...................           949,016
  Other liabilities ........................................................            28,930
                                                                                  ------------
        Total liabilities ..................................................         2,767,646
                                                                                  ------------
           Net assets, at value ............................................      $225,824,629
                                                                                  ============
Net assets consist of:
 Undistributed net investment income .......................................      $    165,211
 Net unrealized appreciation (depreciation) ................................        (1,262,933)
 Accumulated net realized gain (loss) ......................................        14,136,037
 Paid-in capital ...........................................................       212,786,314
                                                                                  ============
           Net assets, at value ............................................      $225,824,629
                                                                                  ============
CLASS A:
  Net assets, at value .....................................................      $206,719,866
                                                                                  ============
  Shares outstanding .......................................................        21,287,982
                                                                                  ============
  Net asset value per sharea ...............................................      $       9.71
                                                                                  ============
  Maximum offering price per share (net asset value per share / 97.75%) ....      $       9.93
                                                                                  ============
ADVISOR CLASS:
  Net assets, at value .....................................................      $ 19,104,763
                                                                                  ============
  Shares outstanding .......................................................         1,963,271
                                                                                  ============
  Net asset value and maximum offering price per sharea ....................      $       9.73
                                                                                  ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN TEMPLETON GLOBAL TRUST

STATEMENT OF OPERATIONS
for the six months ended April 30, 2005 (unaudited)

                                                                         ------------------
                                                                         FRANKLIN TEMPLETON
                                                                         HARD CURRENCY FUND
                                                                         ------------------
Investment income:
  Interest ...........................................................      $  2,876,572
                                                                            ------------
Expenses:
  Management fees (Note 3) ...........................................           757,954
  Distribution fees (Note 3)
   Class A ...........................................................           453,858
  Transfer agent fees (Note 3) .......................................           115,100
  Custodian fees (Note 4) ............................................            21,992
  Reports to shareholders ............................................            12,600
  Registration and filing fees .......................................            26,874
  Professional fees ..................................................            13,600
  Trustees' fees and expenses ........................................             8,300
  Other ..............................................................             3,200
                                                                            ------------
        Total expenses ...............................................         1,413,478
        Expense reductions (Note 4) ..................................            (9,185)
                                                                            ------------
           Net expenses ..............................................         1,404,293
                                                                            ------------
              Net investment income ..................................         1,472,279
                                                                            ------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments ........................................................        10,595,996
  Foreign currency transactions and forward currency contracts .......         5,540,119
                                                                            ------------
           Net realized gain (loss) ..................................        16,136,115
                                                                            ------------
Net change in unrealized appreciation (depreciation) on:
  Investments ........................................................        (7,739,662)
  Translation of assets and liabilities denominated in foreign
    currencies and forward currency contracts ........................        (2,604,620)
                                                                            ------------
           Net change in unrealized appreciation (depreciation) ......       (10,344,282)
                                                                            ------------
Net realized and unrealized gain (loss) ..............................         5,791,833
                                                                            ------------
Net increase (decrease) in net assets resulting from operations ......      $  7,264,112
                                                                            ------------


18 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended April 30, 2005 (unaudited) and the year ended October 31, 2004

                                                                                -------------------------------------
                                                                                          FRANKLIN TEMPLETON
                                                                                          HARD CURRENCY FUND
                                                                                -------------------------------------
                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                   APRIL 30, 2005    OCTOBER 31, 2004
                                                                                -------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................................................      $  1,472,279       $  1,992,462
    Net realized gain (loss) from investments, foreign currency
      transactions and forward currency contracts ............................        16,136,115          9,829,286
    Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
      currencies and forward currency contracts ..............................       (10,344,282)         5,183,666
                                                                                    -------------------------------
         Net increase (decrease) in net assets resulting from operations .....         7,264,112         17,005,414
                                                                                    -------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ................................................................        (7,838,584)       (10,713,947)
      Advisor Class ..........................................................          (878,330)        (1,153,864)
    Net realized gains:
      Class A ................................................................        (1,735,868)                --
      Advisor Class ..........................................................          (188,102)                --
                                                                                    -------------------------------
  Total distributions to shareholders ........................................       (10,640,884)       (11,867,811)
                                                                                    -------------------------------
  Capital share transactions (Note 2):
      Class A ................................................................        (1,232,827)        62,608,466
      Advisor Class ..........................................................        (3,111,728)        11,915,116
                                                                                    -------------------------------
  Total capital share transactions ...........................................        (4,344,555)        74,523,582
                                                                                    -------------------------------
  Redemption fees ............................................................             5,907              1,155
                                                                                    -------------------------------
         Net increase (decrease) in net assets ...............................        (7,715,420)        79,662,340
Net assets:
  Beginning of period ........................................................       233,540,049        153,877,709
                                                                                    -------------------------------
  End of period ..............................................................      $225,824,629       $233,540,049
                                                                                    ===============================
Undistributed net investment income included in net assets:
  End of period ..............................................................      $    165,211       $  7,409,846
                                                                                    ===============================


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN TEMPLETON GLOBAL TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON HARD CURRENCY FUND

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Hard Currency Fund (the Fund) is a separate, non-diversified series of Franklin Templeton Global Trust (the Trust). The Trust is an open-end investment company registered under the Investment Company Act of 1940.

The following summarizes the Fund's significant accounting policies.

A.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


20 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of interest, dividends, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily by the Fund and any equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.


                                                          Semiannual Report | 21

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


22 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                         --------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED
                                                 APRIL 30, 2005                    OCTOBER 31, 2004
                                         --------------------------------------------------------------
                                            SHARES           AMOUNT          SHARES           AMOUNT
                                         --------------------------------------------------------------
CLASS A SHARES:
  Shares sold .......................      8,331,730     $  82,511,226      17,321,281    $ 165,767,959
  Shares issued in reinvestment
   of distributions .................        822,944         7,988,065         939,352        8,882,912
  Shares redeemed ...................     (9,291,736)      (91,732,118)    (11,818,045)    (112,042,405)
                                         --------------------------------------------------------------
  Net increase (decrease) ...........       (137,062)    $  (1,232,827)      6,442,588    $  62,608,466
                                         ==============================================================
ADVISOR CLASS SHARES:
  Shares sold .......................      1,143,790     $  11,355,584       2,441,424    $  23,604,422
  Shares issued in reinvestment
   of distributions .................         86,054           836,058          83,017          785,127
  Shares redeemed ...................     (1,540,469)      (15,303,370)     (1,308,073)     (12,474,433)
                                         --------------------------------------------------------------
  Net increase (decrease) ...........       (310,625)    $  (3,111,728)      1,216,368    $  11,915,116
                                         ==============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative Manager
Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


                                                          Semiannual Report | 23

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.45% per year of the average daily net assets of Class A for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

  Net sales charges received .........................................   $71,289
  Contingent deferred sales charges retained .........................   $16,079

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $115,100, of which $78,065 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discount and premiums.

At April 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................    $227,863,791
                                                                   ============
Unrealized appreciation .......................................    $  1,077,052
Unrealized depreciation .......................................      (2,598,025)
                                                                   ------------
Net unrealized appreciation (depreciation) ....................    $ (1,520,973)
                                                                   ============


24 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short-term securities) for the period ended April 30, 2005.

7. FORWARD CURRENCY CONTRACTS

At April 30, 2005, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

-----------------------------------------------------------------------------------------------------------
                                                                   IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY                                              EXCHANGE FOR       DATE            GAIN/LOSS
-----------------------------------------------------------------------------------------------------------
      635,000 Australian Dollar .....................    U.S. $   481,076       5/16/05     U.S. $   13,913
    4,000,000 Polish Zloty ..........................           1,190,653       5/16/05               8,527
   20,000,000 Thailand Bhat .........................             498,629       5/16/05               8,527
  140,000,000 Thailand Bhat .........................           3,491,272       5/23/05              59,162
      840,000 Polish Zloty ..........................             251,114       5/23/05                 584
1,000,000,000 Korean Won ............................             936,636       5/26/05              65,820
   24,900,000 Australian Dollar .....................          18,774,600       6/17/05             590,575
  475,000,000 Korean Won ............................             454,545       6/30/05              21,407
1,400,000,000 Korean Won ............................           1,352,004       7/25/05              50,802
3,450,000,000 Korean Won ............................           3,323,699       7/27/05             133,214
      975,000 Australian Dollar .....................             745,388       7/28/05              10,884
  465,840,000 Korean Won ............................             461,228       8/31/05               5,740
8,380,000,000 Korean Won ............................           8,359,102       9/20/05              43,248
  252,650,000 Korean Won ............................             250,000      12/27/05               3,734
                                                              -----------                        ----------
                                                         U.S. $40,569,946                   U.S.  1,016,137
                                                              ===========                        ----------
   Net unrealized gain on offsetting forward
     exchange contract ..................................................................            37,682
                                                                                                 ----------
       Unrealized gain on forward exchange contracts ....................................   U.S. $1,053,819
                                                                                                 ==========


                                                          Semiannual Report | 25

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

7. FORWARD CURRENCY CONTRACTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------
                                                                   IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY                                              EXCHANGE FOR       DATE            GAIN/LOSS
-----------------------------------------------------------------------------------------------------------
  11,000,000,000  Indonesian Rupiah                      U.S. $ 1,203,501       5/16/05     U.S. $  (57,300)
   4,500,000,000  Indonesian Rupiah                               497,237       5/23/05             (28,878)
  27,000,000,000  Indonesian Rupiah                             2,963,776       5/25/05            (154,544)
       8,350,000  Singapore Dollar                              5,117,989       5/26/05             (15,528)
       6,250,000  Singapore Dollar                              3,837,797       6/02/05             (17,721)
     365,000,000  Thailand Bhat                                 9,358,974       6/22/05             (99,081)
         935,000  Canadian Dollar                                 758,929       7/12/05             (15,262)
       7,000,000  Polish Zloty                                  2,227,384       7/13/05            (136,381)
       1,400,000  Canadian Dollar                               1,140,483       7/20/05             (26,802)
   6,000,000,000  Indonesian Rupiah                               650,407       7/27/05             (32,073)
  41,420,000,000  Indonesian Rupiah                             4,422,851       8/31/05            (173,968)
       6,200,000  Swiss Frac                                    5,392,242       9/19/05            (155,796)
       4,190,340  Swedish Krona                                   600,000       9/29/05             (10,208)
       3,760,320  Norwegian Krone                                 600,000       9/30/05              (1,617)
       1,991,865  Polish Zloty                                    612,882      10/27/05             (20,870)
       1,400,000  Swiss Frac                                    1,189,566      11/02/05              (2,987)
                                                              -----------                        ----------
                                                         U.S. $40,574,018                   U.S.   (949,016)
                                                              ===========                        ----------
    Unrealized loss on forward exchange contracts                                                  (949,016)
                                                                                                 ----------
             Net unrealized gain on forward exchange contracts                              U.S. $  104,803
                                                                                                 ==========

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").


26 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

8. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


                                                          Semiannual Report | 27

FRANKLIN TEMPLETON GLOBAL TRUST

FRANKLIN TEMPLETON HARD CURRENCY FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


28 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Franklin Templeton Hard Currency Fund ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process.

Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board,


                                                          Semiannual Report | 29

FRANKLIN TEMPLETON GLOBAL TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. In assessing such performance, attention was given to the Fund's performance as set forth in the Lipper report furnished for the contract renewal, but primary consideration was given to its performance in the context of its investment objectives and portfolio restrictions which differed from such peer group. The Lipper report prepared for the Fund showed its investment performance of its Class A shares during 2004, as well as for the previous ten years ending December 31, 2004, in comparison to a performance universe consisting of all retail and institutional international income funds as selected by Lipper. The Fund's total return of 8.48% during 2004 placed it in the lowest quintile of such group as shown in the Lipper report and its total return on an annualized basis during the previous three years was in the middle quintile, and during the previous five and ten year periods was in the lowest quintile of such group. The investment objective of this Fund is to provide a hedge against the U.S. dollar and the Fund's prospectus restriction requires it keep the weighted maturity of its investments to less than one hundred and twenty days. In view of this fact, management advised the Board that in its view, the Lipper performance universe was not an appropriate comparison because other international income funds had a different investment objective and had the flexibility to invest in the U.S. dollar while the Fund was specifically designed to invest in non-U.S. dollar


30 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

currencies. The Board agreed with management's view and believed it appropriate to judge the Fund's performance in view of its hedging activities. In this respect, management pointed out to the Board that during the three month period ending January 31, 2005, the U.S. dollar fell 1.28% versus the currencies of its major trading partners and the Fund returned a positive 2.97%, and during this period, the Fund also outperformed returns of the yen and euro, which returned 1.81% and 2.08%, respectively. Based on such type of hedging results and on performance reports furnished at Board meetings throughout the year, the Trustees were satisfied with the Fund's performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with its Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its peer group. The Lipper effective management fee analysis considers administrative charges to be part of management fees, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the effective management fee rate for the Fund was below the median for its Lipper expense group. Its actual total expenses excluding 12b-1 fees were in the first or lowest quintile of its Lipper expense group, and including 12b-1 fees were in the second lowest quintile of such group. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense peer group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was


                                                          Semiannual Report | 31

FRANKLIN TEMPLETON GLOBAL TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The fee structure under the Fund's investment advisory contract provides for a management fee of 0.65% at all asset levels. In considering the need for breakpoints, management expressed the view that such fee schedule is low for this type of fund and anticipates economies of scale that may exist as the Fund grows to a larger size. In support of this position, management pointed out the Fund's favorable fee and expense comparison within its Lipper expense group. The Board took management's views into account and believed it reasonable to conclude that at the Fund's asset level of approximately $244 million at December 31, 2004, no meaningful economies of scale existed. The Board intends to monitor future growth in Fund assets and the appropriateness of adding some management fee breakpoints.


32 | Semiannual Report

FRANKLIN TEMPLETON GLOBAL TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

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LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4,5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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      See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
HARD CURRENCY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

412 S2005 06/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration
Date    June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 20, 2005


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 20, 2005